Intangible Assets and Goodwill (Details) - Schedule of Amortization Expense for Current Year and Future Periods - Software [Member]	Dec. 31, 2023 CNY (¥)
Schedule of Amortization Expense for Current Year and Future Periods [Line Items]
Year ended December 31, 2023(actual)	¥ 518,903
Estimate for year ended December 31,
2024	23,581
2025	14,242
2026	7,121
2027
2028